Pensions FV Assets Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 Domestic Pension Benefits [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member]	Dec. 31, 2009 Domestic Pension Benefits [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Alternative Investments [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Alternative Investments [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member]	Dec. 31, 2009 Non-U.S. Pension Benefits [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	$ 344.3	$ 362.5	$ 347.1	$ 13.1	$ 15.7	$ 9.1	$ 13.0	$ 13.0	$ 14.8	$ 0	$ 0.1	$ 0.1	$ 0.9	$ 524.2	$ 510.5	$ 475.0	$ 0	$ 0
Actual return on plan assets held at reporting date				(2.2)	(1.9)			(2.2)	(2.0)			0	0.1
Actual return on plan assets sold/distributed during period				3.7	2.5			3.7	2.3			0	0.2
Purchases, capital contributions, sales and settlements				(5.5)	(3.2)			(5.4)	(2.1)			(0.1)	(1.1)
Fair Value of Plan Assets at End of Year	$ 344.3	$ 362.5	$ 347.1	$ 9.1	$ 13.1	$ 9.1	$ 13.0	$ 9.1	$ 13.0	$ 0	$ 0.1	$ 0	$ 0.1	$ 524.2	$ 510.5	$ 475.0	$ 0	$ 0